LONG-TERM DEBT - Schedule of Senior Notes (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Hedged Principal
Disclosure of detailed information about borrowings [line items]
Principal due on maturity	$ 1,395.5
Due within one year	395.5
Due beyond one year	1,000.0
Unhedged Principal
Disclosure of detailed information about borrowings [line items]
Principal due on maturity	104.5
Due within one year	75.6
Due beyond one year	28.9
Senior guaranteed notes
Disclosure of detailed information about borrowings [line items]
Senior guaranteed notes	1,543.3	$ 883.4
Current notes and debentures issued and current portion of non-current notes and debentures issued	514.4	380.0
Non-current portion of non-current notes and debentures issued	$ 1,028.9	503.4
Cdn$40.0
Disclosure of detailed information about borrowings [line items]
Coupon Rate	3.85%
Senior guaranteed notes	$ 0.0	40.0
Cdn$40.0 | Hedged Principal
Disclosure of detailed information about borrowings [line items]
Principal due on maturity	0.0
Cdn$40.0 | Unhedged Principal
Disclosure of detailed information about borrowings [line items]
Principal due on maturity	$ 0.0
US$257.5
Disclosure of detailed information about borrowings [line items]
Coupon Rate	3.75%
Senior guaranteed notes	$ 0.0	340.0
US$257.5 | Hedged Principal
Disclosure of detailed information about borrowings [line items]
Principal due on maturity	0.0
US$257.5 | Unhedged Principal
Disclosure of detailed information about borrowings [line items]
Principal due on maturity	$ 0.0
US$82.0
Disclosure of detailed information about borrowings [line items]
Coupon Rate	4.30%
Senior guaranteed notes	$ 118.1	108.3
US$82.0 | Hedged Principal
Disclosure of detailed information about borrowings [line items]
Principal due on maturity	67.9
US$82.0 | Unhedged Principal
Disclosure of detailed information about borrowings [line items]
Principal due on maturity	$ 43.2
Cdn$65.0
Disclosure of detailed information about borrowings [line items]
Coupon Rate	3.94%
Senior guaranteed notes	$ 65.0	65.0
Cdn$65.0 | Hedged Principal
Disclosure of detailed information about borrowings [line items]
Principal due on maturity	65.0
Cdn$65.0 | Unhedged Principal
Disclosure of detailed information about borrowings [line items]
Principal due on maturity	$ 0.0
US$230.0
Disclosure of detailed information about borrowings [line items]
Coupon Rate	4.08%
Senior guaranteed notes	$ 331.3	303.7
US$230.0 | Hedged Principal
Disclosure of detailed information about borrowings [line items]
Principal due on maturity	262.6
US$230.0 | Unhedged Principal
Disclosure of detailed information about borrowings [line items]
Principal due on maturity	$ 32.4
US$20.0
Disclosure of detailed information about borrowings [line items]
Coupon Rate	4.18%
Senior guaranteed notes	$ 28.9	26.4
US$20.0 | Hedged Principal
Disclosure of detailed information about borrowings [line items]
Principal due on maturity	0.0
US$20.0 | Unhedged Principal
Disclosure of detailed information about borrowings [line items]
Principal due on maturity	$ 28.9
Cdn$550.0
Disclosure of detailed information about borrowings [line items]
Coupon Rate	4.968%
Senior guaranteed notes	$ 550.0	0.0
Cdn$550.0 | Hedged Principal
Disclosure of detailed information about borrowings [line items]
Principal due on maturity	550.0
Cdn$550.0 | Unhedged Principal
Disclosure of detailed information about borrowings [line items]
Principal due on maturity	$ 0.0
Cdn$450.0
Disclosure of detailed information about borrowings [line items]
Coupon Rate	5.503%
Senior guaranteed notes	$ 450.0	$ 0.0
Cdn$450.0 | Hedged Principal
Disclosure of detailed information about borrowings [line items]
Principal due on maturity	450.0
Cdn$450.0 | Unhedged Principal
Disclosure of detailed information about borrowings [line items]
Principal due on maturity	$ 0.0